Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

9. Inventories

in EUR	12/31/2021	12/31/2020
Raw materials and supplies	19,578,604	10,674,829
Work in progress	1,642,247	693,357
Finished goods and merchandise	14,628,795	5,887,869
Inventories	35,849,646	17,256,055

During 2021, an amount of TEUR 129,426 (2020: TEUR 105,030) for inventories was recognized as cost of sales.

There was an inventory write-down in 2021 of TEUR 115 (2020: TEUR 96).